Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital [Abstract]
Schedule of shares issued granted options
	Year ended December 31, 2022
	Award amount	Exercise price range	Vesting period	Expiration
Employees	529,000	$5.33-9.22	4 years	10 years
Directors	217,000	$9.22	4 years	10 years

	Year ended December 31, 2021
	Award amount	Exercise price range	Vesting period	Expiration
Employees	96,500	$12.78-20.7	4 years	10 years
Directors	23,000	$15.2	4 years	10 years

	Year ended December 31, 2020
	Award amount	Exercise price range	Vesting period	Expiration
Employees	317,909	$10.08	4 years	10 years
Directors	194,713	$9.12-11.06	4 years	10 years

Schedule of fair value of options granted to employees on the date of grant was computed using the Black-Scholes model
	Year ended December 31,
	2022	2021	2020
Value of one ordinary share	$5.03-9.22	$11.9-20.37	$7.86-10.5
Dividend yield	0%	0%	0%
Expected volatility	67.95-72.27%	65.36-66.49%	66.12-66.41%
Risk-free interest rate	0.39-3.03%	0.64-1.37%	0.45-0.52%
Expected term	6.11 years	6.11 years	6.11 years

Schedule of weighted average period
	Year ended December 31,
	2022	2021	2020
Weighted-average grant date fair value of options granted, per option	$5.32	9.16	5.76
Total intrinsic value of the options exercised	221	869	82
Total fair value of options vested	2,802	3,356	1,937

Schedule of changes in number of options granted
	2022
	Number of options	Weighted average exercise price	weighted average remaining contractual term (in years)	aggregate intrinsic value
Options outstanding at the beginning of the year	1,220,694	$7.71	5.84	$7,445
Granted	746,000	8.54
Exercised	(39,457)	4.42
Expired	(3,438)	10.39
Forfeited	(55,050)	11.48
Options outstanding at the end of the year	1,868,749	7.85	6.81	14,818
Options exercisable at the end of the year	914,373	$6.79	4.34	$6,209

	2022
	Number of options	Weighted average exercise price	weighted average remaining contractual term (in years)	aggregate intrinsic value
Options outstanding at the beginning of the year	15,416	$16.04	2.54	314
Options outstanding at the end of the year	15,416	$16.04	1.79	202
Options exercisable at the end of the year	9,766	$8.47	1.52	65

Schedule of outstanding and exercisable options
December 31, 2022
Options outstanding			Options exercisable
Exercise prices *	Number of options outstanding at end of year	Weighted average remaining contractual Life	Number of options exercisable at end of year	Weighted average remaining contractual life
$25.58	6,666	2.38	1,329	2.38
6.25	5,000	2.33	5,000	2.33
15.2	23,000	8.41	8,625	8.41
13.08	31,375	7.56	14,777	7.02
12.78	30,000	8.24	13,125	8.24
11.06	162,713	7.11	111,865	7.11
10.08	286,198	7.19	183,303	7.06
9.12	32,000	7.66	18,000	7.66
5.07	188,625	3.04	175,277	3.04
4.02	396,588	2.22	392,838	2.2
9.22	591,000	9.22	-	-
$5.33	131,000	9.92	-	-
	1,884,165		924,139

*	In U.S. dollars per Ordinary Share.

Schedule of share-based compensation
	Year ended December 31
	2022	2021	2020
Cost of revenues	$22	$78	$66
Research and development expenses	565	525	464
General, administrative and marketing expenses	1,587	1,017	1,075
	$2,174	$1,620	$1,605